Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2016
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement Blend 2060 Fund

(Class A and Class C Shares)

(a series of JPMorgan Trust I)

Supplement dated March 14, 2017

to the Prospectus

dated November 1, 2016, as supplemented

Effective immediately, the fees and expenses for the JPMorgan SmartRetirement Blend 2060 Fund (the “Fund”) are updated. In connection with this update, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s prospectus are hereby replaced with the corresponding tables below.

The tables below replace the corresponding tables on page 80-81 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.25%	0.25%
Distribution (Rule 12b-1) Fees	0.25	0.75
Other Expenses	19.03	19.02
Shareholder Service Fees	0.25	0.25
Remainder of Other Expenses[1]	18.78	18.77
Acquired Fund (Underlying Funds) Fees and Expenses[1]	0.27	0.27

Total Annual Fund Operating Expenses	19.80	20.29
Fee Waivers and Expense Reimbursements[2]	(19.01)	(19.00)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.79	1.29

1	“Remainder of Other Expenses” and “Acquired Fund (Underlying Funds) Fees and Expenses” are based on the Fund’s most recent semi-annual period ended December 31, 2016.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund Fees and Expenses incurred by an underlying fund) exceed 0.79% and 1.29% of the average daily net assets of Class A and Class C Shares, respectively. This waiver is in effect through 10/31/17, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	527	3,906
CLASS C SHARES ($)	231	3,721

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	527	3,906
CLASS C SHARES ($)	131	3,721

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement Blend 2060 Fund

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated March 14, 2017

to the Prospectus

dated November 1, 2016, as supplemented

Effective immediately, the fees and expenses for the JPMorgan SmartRetirement Blend 2060 Fund (the “Fund”) are updated. In connection with this update, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s prospectus are hereby replaced with the corresponding tables below.

The tables below replace the corresponding tables on page 72 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R2
Management Fees	0.25%
Distribution (Rule 12b-1) Fees	0.50
Other Expenses	19.02
Shareholder Service Fees	0.25
Remainder of Other Expenses[1]	18.77
Acquired Fund (Underlying Funds) Fees and Expenses[1]	0.27

Total Annual Fund Operating Expenses	20.04
Fee Waivers and Expense Reimbursements[2]	(19.00)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.04

1	“Remainder of Other Expenses” and “Acquired Fund (Underlying Funds) Fees and Expenses” are based on the Fund’s most recent semi-annual period ended December 31, 2016.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund Fees and Expenses incurred by an underlying fund) exceed 1.04% of the average daily net assets of Class R2 Shares. This waiver is in effect through 10/31/17, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS R2 SHARES ($)	106	3,670

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement Blend 2060 Fund

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated March 14, 2017

to the Prospectus

dated November 1, 2016, as supplemented

Effective immediately, the fees and expenses for the JPMorgan SmartRetirement Blend 2060 Fund (the “Fund”) are updated. In connection with this update, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s prospectus are hereby replaced with the corresponding tables below.

The tables below replace the corresponding tables on page 76 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R5	Class R6
Management Fees	0.25%	0.25%
Distribution (Rule 12b-1) Fees	NONE	NONE
Other Expenses	18.83	21.26
Shareholder Service Fees	0.05	NONE
Remainder of Other Expenses[1]	18.78	21.26
Acquired Fund (Underlying Funds) Fees and Expenses[1]	0.27	0.27

Total Annual Fund Operating Expenses	19.35	21.78
Fee Waivers and Expense Reimbursements[2]	(18.96)	(21.49)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.39	0.29

1	“Remainder of Other Expenses” and “Acquired Fund (Underlying Funds) Fees and Expenses” are based on the Fund’s most recent semi-annual period ended December 31, 2016.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund Fees and Expenses incurred by an underlying fund) exceed 0.39% and 0.29% of the average daily net assets of Class R5 and Class R6 Shares, respectively. This waiver is in effect through 10/31/17, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS R5 SHARES ($)	40	3,528
CLASS R6 SHARES ($)	30	3,858

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement Blend 2060 Fund

(Select Class Shares)

(a series of JPMorgan Trust I)

Supplement dated March 14, 2017

to the Prospectus

dated November 1, 2016, as supplemented

Effective immediately, the fees and expenses for the JPMorgan SmartRetirement Blend 2060 Fund (the “Fund”) are updated. In connection with this update, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s prospectus are hereby replaced with the corresponding tables below.

The tables below replace the corresponding tables on page 72 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Select Class
Management Fees	0.25%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	17.70
Shareholder Service Fees	0.25
Remainder of Other Expenses[1]	17.45
Acquired Fund (Underlying Funds) Fees and Expenses[1]	0.27

Total Annual Fund Operating Expenses	18.22
Fee Waivers and Expense Reimbursements[2]	(17.68)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.54

1	“Remainder of Other Expenses” and “Acquired Fund (Underlying Funds) Fees and Expenses” are based on the Fund’s most recent semi-annual period ended December 31, 2016.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund Fees and Expenses incurred by an underlying fund) exceed 0.54% of the average daily net assets of Select Class Shares. This waiver is in effect through 10/31/17, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
SELECT CLASS SHARES ($)	55	3,375

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

A, C Shares | JPMorgan SmartRetirement Blend 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement Blend 2060 Fund

(Class A and Class C Shares)

(a series of JPMorgan Trust I)

Supplement dated March 14, 2017

to the Prospectus

dated November 1, 2016, as supplemented

Effective immediately, the fees and expenses for the JPMorgan SmartRetirement Blend 2060 Fund (the “Fund”) are updated. In connection with this update, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s prospectus are hereby replaced with the corresponding tables below.

The tables below replace the corresponding tables on page 80-81 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.25%	0.25%
Distribution (Rule 12b-1) Fees	0.25	0.75
Other Expenses	19.03	19.02
Shareholder Service Fees	0.25	0.25
Remainder of Other Expenses[1]	18.78	18.77
Acquired Fund (Underlying Funds) Fees and Expenses[1]	0.27	0.27

Total Annual Fund Operating Expenses	19.80	20.29
Fee Waivers and Expense Reimbursements[2]	(19.01)	(19.00)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.79	1.29

1	“Remainder of Other Expenses” and “Acquired Fund (Underlying Funds) Fees and Expenses” are based on the Fund’s most recent semi-annual period ended December 31, 2016.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund Fees and Expenses incurred by an underlying fund) exceed 0.79% and 1.29% of the average daily net assets of Class A and Class C Shares, respectively. This waiver is in effect through 10/31/17, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	527	3,906
CLASS C SHARES ($)	231	3,721

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	527	3,906
CLASS C SHARES ($)	131	3,721

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/17
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Remainder of Other Expenses" and "Acquired Fund (Underlying Funds) Fees and Expenses" are based on the Fund's most recent semi-annual period ended December 31, 2016.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund (Underlying Funds) Fees and Expenses" are based on the Fund's most recent semi-annual period ended December 31, 2016.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, C Shares | JPMorgan SmartRetirement Blend 2060 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	18.78%	[1]
Other Expenses	rr_OtherExpensesOverAssets	19.03%
Acquired Fund (Underlying Funds) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	19.80%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(19.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.79%	[2]
1 Year	rr_ExpenseExampleYear01	$ 527
3 Years	rr_ExpenseExampleYear03	3,906
1 Year	rr_ExpenseExampleNoRedemptionYear01	527
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 3,906
A, C Shares | JPMorgan SmartRetirement Blend 2060 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	18.77%	[1]
Other Expenses	rr_OtherExpensesOverAssets	19.02%
Acquired Fund (Underlying Funds) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	20.29%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(19.00%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.29%	[2]
1 Year	rr_ExpenseExampleYear01	$ 231
3 Years	rr_ExpenseExampleYear03	3,721
1 Year	rr_ExpenseExampleNoRedemptionYear01	131
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 3,721
R2 Shares | JPMorgan SmartRetirement Blend 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement Blend 2060 Fund

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated March 14, 2017

to the Prospectus

dated November 1, 2016, as supplemented

Effective immediately, the fees and expenses for the JPMorgan SmartRetirement Blend 2060 Fund (the “Fund”) are updated. In connection with this update, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s prospectus are hereby replaced with the corresponding tables below.

The tables below replace the corresponding tables on page 72 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R2
Management Fees	0.25%
Distribution (Rule 12b-1) Fees	0.50
Other Expenses	19.02
Shareholder Service Fees	0.25
Remainder of Other Expenses[1]	18.77
Acquired Fund (Underlying Funds) Fees and Expenses[1]	0.27

Total Annual Fund Operating Expenses	20.04
Fee Waivers and Expense Reimbursements[2]	(19.00)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.04

1	“Remainder of Other Expenses” and “Acquired Fund (Underlying Funds) Fees and Expenses” are based on the Fund’s most recent semi-annual period ended December 31, 2016.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund Fees and Expenses incurred by an underlying fund) exceed 1.04% of the average daily net assets of Class R2 Shares. This waiver is in effect through 10/31/17, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS R2 SHARES ($)	106	3,670

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/17
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Remainder of Other Expenses" and "Acquired Fund (Underlying Funds) Fees and Expenses" are based on the Fund's most recent semi-annual period ended December 31, 2016.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund (Underlying Funds) Fees and Expenses" are based on the Fund's most recent semi-annual period ended December 31, 2016.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
R2 Shares | JPMorgan SmartRetirement Blend 2060 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	18.77%	[1]
Other Expenses	rr_OtherExpensesOverAssets	19.02%
Acquired Fund (Underlying Funds) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	20.04%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(19.00%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.04%	[3]
1 Year	rr_ExpenseExampleYear01	$ 106
3 Years	rr_ExpenseExampleYear03	3,670
1 Year	rr_ExpenseExampleNoRedemptionYear01	106
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 3,670
R5, R6 Shares | JPMorgan SmartRetirement Blend 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement Blend 2060 Fund

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated March 14, 2017

to the Prospectus

dated November 1, 2016, as supplemented

Effective immediately, the fees and expenses for the JPMorgan SmartRetirement Blend 2060 Fund (the “Fund”) are updated. In connection with this update, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s prospectus are hereby replaced with the corresponding tables below.

The tables below replace the corresponding tables on page 76 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R5	Class R6
Management Fees	0.25%	0.25%
Distribution (Rule 12b-1) Fees	NONE	NONE
Other Expenses	18.83	21.26
Shareholder Service Fees	0.05	NONE
Remainder of Other Expenses[1]	18.78	21.26
Acquired Fund (Underlying Funds) Fees and Expenses[1]	0.27	0.27

Total Annual Fund Operating Expenses	19.35	21.78
Fee Waivers and Expense Reimbursements[2]	(18.96)	(21.49)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.39	0.29

1	“Remainder of Other Expenses” and “Acquired Fund (Underlying Funds) Fees and Expenses” are based on the Fund’s most recent semi-annual period ended December 31, 2016.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund Fees and Expenses incurred by an underlying fund) exceed 0.39% and 0.29% of the average daily net assets of Class R5 and Class R6 Shares, respectively. This waiver is in effect through 10/31/17, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS R5 SHARES ($)	40	3,528
CLASS R6 SHARES ($)	30	3,858

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/17
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Remainder of Other Expenses" and "Acquired Fund (Underlying Funds) Fees and Expenses" are based on the Fund's most recent semi-annual period ended December 31, 2016.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund (Underlying Funds) Fees and Expenses" are based on the Fund's most recent semi-annual period ended December 31, 2016.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
R5, R6 Shares | JPMorgan SmartRetirement Blend 2060 Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	18.78%	[1]
Other Expenses	rr_OtherExpensesOverAssets	18.83%
Acquired Fund (Underlying Funds) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	19.35%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(18.96%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.39%	[4]
1 Year	rr_ExpenseExampleYear01	$ 40
3 Years	rr_ExpenseExampleYear03	3,528
1 Year	rr_ExpenseExampleNoRedemptionYear01	40
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 3,528
R5, R6 Shares | JPMorgan SmartRetirement Blend 2060 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	21.26%	[1]
Other Expenses	rr_OtherExpensesOverAssets	21.26%
Acquired Fund (Underlying Funds) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	21.78%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(21.49%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.29%	[4]
1 Year	rr_ExpenseExampleYear01	$ 30
3 Years	rr_ExpenseExampleYear03	3,858
1 Year	rr_ExpenseExampleNoRedemptionYear01	30
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 3,858
Select Shares | JPMorgan SmartRetirement Blend 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement Blend 2060 Fund

(Select Class Shares)

(a series of JPMorgan Trust I)

Supplement dated March 14, 2017

to the Prospectus

dated November 1, 2016, as supplemented

Effective immediately, the fees and expenses for the JPMorgan SmartRetirement Blend 2060 Fund (the “Fund”) are updated. In connection with this update, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s prospectus are hereby replaced with the corresponding tables below.

The tables below replace the corresponding tables on page 72 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Select Class
Management Fees	0.25%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	17.70
Shareholder Service Fees	0.25
Remainder of Other Expenses[1]	17.45
Acquired Fund (Underlying Funds) Fees and Expenses[1]	0.27

Total Annual Fund Operating Expenses	18.22
Fee Waivers and Expense Reimbursements[2]	(17.68)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.54

1	“Remainder of Other Expenses” and “Acquired Fund (Underlying Funds) Fees and Expenses” are based on the Fund’s most recent semi-annual period ended December 31, 2016.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund Fees and Expenses incurred by an underlying fund) exceed 0.54% of the average daily net assets of Select Class Shares. This waiver is in effect through 10/31/17, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
SELECT CLASS SHARES ($)	55	3,375

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/17
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Remainder of Other Expenses" and "Acquired Fund (Underlying Funds) Fees and Expenses" are based on the Fund's most recent semi-annual period ended December 31, 2016.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund (Underlying Funds) Fees and Expenses" are based on the Fund's most recent semi-annual period ended December 31, 2016.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Select Shares | JPMorgan SmartRetirement Blend 2060 Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	17.45%	[1]
Other Expenses	rr_OtherExpensesOverAssets	17.70%
Acquired Fund (Underlying Funds) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	18.22%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(17.68%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.54%	[5]
1 Year	rr_ExpenseExampleYear01	$ 55
3 Years	rr_ExpenseExampleYear03	3,375
1 Year	rr_ExpenseExampleNoRedemptionYear01	55
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 3,375

[1]	"Remainder of Other Expenses" and "Acquired Fund (Underlying Funds) Fees and Expenses" are based on the Fund's most recent semi-annual period ended December 31, 2016.
[2]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund Fees and Expenses incurred by an underlying fund) exceed 0.79% and 1.29% of the average daily net assets of Class A and Class C Shares, respectively. This waiver is in effect through 10/31/17, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
[3]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund Fees and Expenses incurred by an underlying fund) exceed 1.04% of the average daily net assets of Class R2 Shares. This waiver is in effect through 10/31/17, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
[4]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund Fees and Expenses incurred by an underlying fund) exceed 0.39% and 0.29% of the average daily net assets of Class R5 and Class R6 Shares, respectively. This waiver is in effect through 10/31/17, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
[5]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund Fees and Expenses incurred by an underlying fund) exceed 0.54% of the average daily net assets of Select Class Shares. This waiver is in effect through 10/31/17, at which time the adviser and/or its affiliates will determine whether to renew or revise it.